Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 02, 2015
Document Effective Date	Sep. 02, 2015
Prospectus Date	Aug. 28, 2015
Nuance Concentrated Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCVLX
Nuance Concentrated Value Fund | Investor Class
Prospectus:
Trading Symbol	NCAVX
Nuance Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	NMVLX
Nuance Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	NMAVX